Acquisitions and Dispositions (Tables)	12 Months Ended
Dec. 31, 2013
Acquisitions and Dispositions Disclosure
Schedule of Business Acquisitions, by Acquisition [Table Text Block]

The components of the purchase price and net assets acquired for 2012 acquisitions, as revised in 2013 for finalization of the valuation process are as follows:

(In millions)	One Lambda	Doe & Ingalls	Other	Total

Purchase Price
Cash paid	$886.3	$174.9	$25.4	$1,086.6
Fair value of contingent consideration	13.1	1.5	5.3	19.9
Cash acquired	(1.3)	—	—	(1.3)

	$898.1	$176.4	$30.7	$1,105.2

Net Assets Acquired
Current assets	$110.2	$21.9	$2.1	$134.2
Property, plant and equipment	30.2	11.6	0.1	41.9
Intangible assets:
Customer relationships	330.7	68.1	3.2	402.0
Product technology	172.5	1.1	13.9	187.5
Tradenames and other	17.2	16.8	—	34.0
Goodwill	274.0	81.1	15.5	370.6
Other assets	—	0.5	—	0.5
Liabilities assumed	(36.7)	(24.7)	(4.1)	(65.5)

	$898.1	$176.4	$30.7	$1,105.2

The components of the purchase price and net assets acquired for 2011 acquisitions, as revised in 2012 for finalization of the valuation process are as follows:

(In millions)	Phadia	Dionex	Other	Total

Purchase Price
Cash paid	$3,655.2	$2,140.8	$98.1	$5,894.1
Debt assumed	0.3	3.2	—	3.5
Fair value of contingent consideration	—	—	1.4	1.4
Cash acquired	(117.2)	(114.9)	(0.9)	(233.0)

	$3,538.3	$2,029.1	$98.6	$5,666.0

Net Assets Acquired
Current assets	$328.1	$227.8	$25.0	$580.9
Property, plant and equipment	150.2	87.8	29.0	267.0
Intangible assets:
Customer relationships	956.8	495.3	17.6	1,469.7
Product technology	696.3	350.2	20.0	1,066.5
In-process research and development	—	18.3	—	18.3
Tradenames and other	132.6	35.7	3.6	171.9
Goodwill	1,813.6	1,317.8	30.2	3,161.6
Other assets	67.9	3.1	1.2	72.2
Liabilities assumed	(607.2)	(506.9)	(28.0)	(1,142.1)

	$3,538.3	$2,029.1	$98.6	$5,666.0

Business Acquisition, Pro Forma Information [Table Text Block]

Unaudited Pro Forma Information

The company acquired One Lambda in September 2012. Had the acquisition of One Lambda been completed as of the beginning of 2011, the company’s pro forma results for 2012 would have been as follows:

(In millions except per share amounts)	2012

Revenues	$12,643.0

Income from Continuing Operations	$1,280.6

Net Income	$1,200.0

Earnings per Share from Continuing Operations:
Basic	$3.52
Diluted	$3.49

Earnings per Share:
Basic	$3.30
Diluted	$3.27

Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]

The assets and liabilities of the businesses to be sold were as follows at December 31, 2013:

December 31,
(In millions)	2013

Current Assets	$83.8
Long-term Assets	241.2
Current Liabilities	8.2
Long-term Liabilities	55.2

Operating results of the laboratory workstations business were as follows:

(In millions)	2012	2011

Revenues	$147.1	$179.6
Pre-tax Income (Loss)	(30.0)	(6.2)

On April 4, 2011, the company sold, in separate transactions, its Athena Diagnostics business for $740 million in cash and its Lancaster Laboratories business for $180 million in cash and escrowed proceeds of $20 million, substantially all of which was received in October 2012. The sale of these businesses resulted in an after-tax gain of approximately $304 million or $0.79 per diluted share in the second quarter of 2011. The results of both businesses have been included in the accompanying financial statements as discontinued operations. Operating results of these businesses were as follows:

(In millions)	2011

Revenues	$54.3
Pre-tax Income	9.1